Consolidated Statements of Financial Position € in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Current assets:
Cash and cash equivalents | €			€ 36,882	€ 23,962
Marketable securities | €	[1]		2,132	2,162
Restricted cash and marketable securities | €	[2]		4,653	3,265
Asset from concession project | €			1,292	1,286
Financial assets | €			1,282	1,249
Trade and other receivables | €			12,623	10,645
Total Current assests | €			58,864	42,569
Non-current assets
Investment in equity accounted investee | €			27,746	27,655
Advances on account of investments | €			798	8,825
Asset from concession project | €			25,710	27,725
Fixed assets | €			87,220	78,837
Intangible asset | €			4,882	5,505
Restricted cash and deposits | €			2,062	3,660
Deferred tax | €			2,423	1,777
Long term receivables | €			1,455	1,535
Total Non-current assets | €			152,296	155,519
Total assets | €			211,160	198,088
Current liabilities
Current maturities of long term loans | €			5,864	3,103
Debentures | €			8,758	4,644
Trade payables | €			2,126	1,349
Other payables | €			3,103	2,187
Total current liabilities | €			19,851	11,283
Non-current liabilities
Finance lease obligations | €				3,690
Long-term loans | €			60,228	42,091
Debentures | €			42,585	52,987
Deferred tax | €			6,219	5,982
Other long-term liabilities | €			5,320	4,555
Total Non-current liabilities | €			114,352	109,305
Total liabilities | €			134,203	120,588
Equity
Share capital | €			19,980	19,980
Share premium | €			58,344	58,339
Treasury shares | €			(1,736)	(1,736)
Reserves | €			1,169	2,357
Retained earnings (accumulated deficit) | €			758	(299)
Total equity attributed to shareholders of the Company | €			78,515	78,641
Non-Controlling Interest | €			(1,558)	(1,141)
Total equity | €			76,957	77,500
Total liabilities and equity | €			€ 211,160	€ 198,088
USD [Member]
Current assets:
Cash and cash equivalents | $		$ 42,231
Marketable securities | $		2,441
Restricted cash and marketable securities | $		5,328
Asset from concession project | $		1,479
Financial assets | $		1,468
Trade and other receivables | $		14,454
Total Current assests | $		67,401
Non-current assets
Investment in equity accounted investee | $		31,770
Advances on account of investments | $		914
Asset from concession project | $		29,439
Fixed assets | $		99,870
Intangible asset | $		5,590
Restricted cash and deposits | $		2,361
Deferred tax | $		2,774
Long term receivables | $		1,666
Total Non-current assets | $		174,384
Total assets | $		241,785
Current liabilities
Current maturities of long term loans | $		6,714
Debentures | $		10,028
Trade payables | $		2,434
Other payables | $		3,553
Total current liabilities | $		22,729
Non-current liabilities
Finance lease obligations | $
Long-term loans | $		68,963
Debentures | $		48,761
Deferred tax | $		7,121
Other long-term liabilities | $		6,092
Total Non-current liabilities | $		130,937
Total liabilities | $		153,666
Equity
Share capital | $		22,878
Share premium | $		66,806
Treasury shares | $		(1,988)
Reserves | $		1,339
Retained earnings (accumulated deficit) | $		868
Total equity attributed to shareholders of the Company | $		89,903
Non-Controlling Interest | $		(1,784)
Total equity | $		88,119
Total liabilities and equity | $		$ 241,785

[1]	During 2017 and 2018, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Current accounts and bank deposits securing short term obligations. Bank deposits securing the Company's forward contracts. The annual interest rate as of December 31, 2018 was 0.58%.